Cover	Oct. 17, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	001-40922
Entity Registrant Name	Blockchain Moon Acquisition Corp.
Entity Central Index Key	0001867757
Entity Tax Identification Number	86-1839124
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4651 Salisbury Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	424
Local Phone Number	262-6097
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BMAQ
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one-half of one share of Common Stock at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one-half of one share of Common Stock at an exercise price of $11.50
Trading Symbol	BMAQW
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth of one share of Common Stock
Document Information [Line Items]
Title of 12(b) Security	Rights, each to receive one-tenth of one share of Common Stock
Trading Symbol	BMAQR
Security Exchange Name	NASDAQ
Units, each consisting of one share of Common Stock, one Right and one Redeemable Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock, one Right and one Redeemable Warrant
Trading Symbol	BMAQU
Security Exchange Name	NASDAQ